Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents restricted cash - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents restricted cash [Abstract]
Cash on hand	$ 392,803	$ 403,017
Cash in bank	8,021,241	5,675,674
Subtotal	8,414,044	6,078,691
Restricted cash	1,715,866	1,609,030
Cash, cash equivalents, and restricted cash	$ 10,129,910	$ 7,687,721